Stock Based Compensation (Details) - Schedule of the Breakdown of Stock Based Compensation by Categories - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 29, 2022	Jun. 30, 2023
Schedule of the Breakdown of Stock Based Compensation by Categories [Abstract]
Research and development	$ 12,971	$ 95,835	$ 155,646
General and administrative	21,162		253,949
Total stock based compensation	$ 34,133	$ 95,835	$ 409,595